Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2023
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory
Note 15

Provisions and contingent liabilities

(continued)
b) Litigation, regulatory and similar matters
UBS operates in a legal and regulatory environment that exposes it to significant litigation and similar risks arising
from disputes and

regulatory proceedings. As

a result, UBS

is involved in

various disputes and

legal proceedings,
including litigation, arbitration, and regulatory and criminal investigations. “UBS,” “we”

and “our”, for purposes
of this Note, refer to UBS AG and / or one or more

of its subsidiaries, as applicable.
Such matters are subject

to many uncertainties,

and the outcome and the

timing of resolution are

often difficult to
predict, particularly in the earlier stages of a case.

There are also situations where UBS may enter into a

settlement
agreement. This may occur in order to avoid the

expense, management distraction or reputational implications of continuing

to

contest

liability,

even

for

those

matters

for

which

UBS

believes

it

should

be

exonerated.

The
uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters with respect to

which provisions have

been established and other

contingent liabilities. UBS makes

provisions for
such matters brought

against it when,

in the

opinion of

management after seeking

legal advice, it

is more

likely
than not

that UBS

has a

present legal

or constructive obligation

as a

result of

past events,

it is

probable that

an
outflow of resources

will be required,

and the amount

can be reliably

estimated. Where these

factors are otherwise
satisfied, a

provision may

be established

for claims

that have

not yet

been asserted

against UBS,

but are

nevertheless
expected to be, based on UBS’s experience with similar

asserted claims. If any of those conditions is not met, such matters result in contingent liabilities. If the amount of an obligation cannot be reliably estimated, a liability exists
that is not

recognized even if an

outflow of resources is

probable. Accordingly, no provision is

established even if
the potential

outflow of

resources with

respect to

such matters

could be

significant. Developments relating

to a
matter that occur

after the relevant reporting

period, but prior

to the issuance

of financial statements,

which affect
management’s

assessment

of

the

provision

for

such

matter

(because,

for

example,

the

developments

provide
evidence of

conditions that

existed at

the end

of the

reporting period),

are adjusting

events after

the reporting
period under IAS 10 and must be recognized in

the financial statements for the reporting

period.
Specific litigation, regulatory and other matters are

described below, including all such matters that

management
considers

to

be

material

and

others

that

management

believes

to

be

of

significance

to

UBS

due

to

potential
financial,

reputational

and

other

effects.

The

amount

of

damages

claimed,

the

size

of

a

transaction

or

other
information is

provided where

available and

appropriate in order

to assist

users in

considering the

magnitude of
potential exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement. When we

make this statement and we expect

disclosure of the amount of a provision

to
prejudice seriously our

position with other

parties in the

matter because it

would reveal what

UBS believes to

be
the

probable

and

reliably estimable

outflow, we

do

not

disclose

that amount.

In

some

cases we

are

subject to
confidentiality obligations

that preclude

such disclosure.

With respect

to the

matters for

which we

do not

state
whether we have established a provision, either: (a) we have not established a provision, in which case the matter is treated as a contingent liability under the applicable accounting standard; or (b) we have established a provision
but

expect disclosure

of that

fact to

prejudice seriously

our position

with other

parties in

the matter

because it
would reveal the fact that UBS believes an outflow

of resources to be probable and reliably estimable.
With respect to certain litigation, regulatory

and similar matters for which we

have established provisions, we are
able to

estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for
those matters for which we

are able to estimate expected

timing is immaterial relative to

our current and expected
levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions”

table

in

Note

15a

above. It

is

not

practicable

to

provide

an

aggregate

estimate

of

liability

for

our
litigation, regulatory and similar matters as a class of contingent liabilities. Doing so would require UBS to provide
speculative legal assessments

as to claims

and proceedings that

involve unique fact

patterns or novel

legal theories,
that have

not yet

been initiated

or are

at early

stages of

adjudication, or

as to

which alleged

damages have

not
been quantified by

the claimants. Although

UBS therefore cannot

provide a numerical

estimate of the

future losses
that could arise from litigation,

regulatory and similar matters,

UBS believes that the aggregate

amount of possible
future losses from this class that are more than

remote substantially exceeds the level of current

provisions.
Litigation, regulatory

and similar

matters may

also result

in non-monetary

penalties and

consequences. A

guilty plea
to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate

licenses and regulatory authorizations, and may

permit financial market
utilities to

limit, suspend

or terminate

UBS’s participation

in such

utilities. Failure

to obtain

such waivers,

or any
limitation, suspension

or termination

of licenses,

authorizations or

participations, could

have material

consequences
for UBS.
The

risk

of

loss

associated with

litigation, regulatory

and

similar matters

is

a

component of

operational risk

for
purposes of determining

capital requirements.

Information concerning

our capital requirements

and the calculation
of operational risk for this purpose is included

in the “Capital management” section

of this report.

Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management Investment Bank Group Functions Total
Balance as of 31 December 2022 1,182 159 8 308 928 2,586
Balance as of 31 March 2023 1,193 161 8 351 1,594 3,306
Increase in provisions recognized in the income statement 35 0 1 20 0 56
Release of provisions recognized in the income statement (1) 0 0 0 0 (1)
Provisions used in conformity with designated purpose (37) 0 (1) (45) 0 (83)
Foreign currency translation / unwind of discount 7 1 0 1 1 10
Balance as of 30 June 2023 1,196 162 8 327 1,595 3,289
1 Provisions, if any, for the matters described in item 3 of this Note are recorded in Global Wealth Management,

and provisions, if any, for the matters described in item 2 are recorded in Group Functions.

Provisions,
if any, for

the matters described in

items 1 and 5

of this Note are

allocated between Global

Wealth Management and

Personal & Corporate

Banking, and provisions,

if any, for

the matters described

in item 4 are
allocated between the Investment Bank and Group Functions.
1. Inquiries regarding cross-border wealth management

businesses
Tax and

regulatory authorities

in a

number of

countries have

made inquiries,

served requests

for information

or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided by UBS and other financial

institutions.
Since 2013, UBS

(France) S.A., UBS AG

and certain former employees

have been under investigation in

France in
relation to UBS’s cross-border business with French

clients. In connection with this investigation, the investigating judges ordered UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019,

the court of

first instance

returned a verdict

finding UBS AG

guilty of

unlawful solicitation of

clients on
French territory and aggravated

laundering of the proceeds

of tax fraud, and UBS

(France) S.A. guilty of aiding

and
abetting unlawful

solicitation and of

laundering the

proceeds of

tax fraud.

The court

imposed fines

aggregating
EUR 3.7 bn on UBS AG and UBS (France) S.A. and awarded EUR 800 m of civil damages to the French state. A trial in the French Court of Appeal

took place in March 2021. In December 2021,

the Court of Appeal found UBS AG
guilty of unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of
EUR 3.75
m, the

confiscation of

EUR
1
bn, and

awarded civil

damages to

the French

state of

EUR
800
m. UBS

AG
has filed an appeal with the French Supreme Court. A hearing in the

Supreme Court is currently scheduled for 27
September 2023. The fine

and confiscation imposed by

the Court of Appeal are suspended

during the appeal. The
civil damages award has been paid to the French

state (EUR
99
m of which was deducted from the bail),

subject to
the result of UBS’s appeal.
Our

balance sheet

at 30 June

2023 reflected

provisions with

respect to

this matter

in

an amount

of EUR
1.1 bn
(USD 1.2
bn).

The

wide

range

of

possible

outcomes

in

this

case

contributes

to

a

high

degree

of

estimation
uncertainty and the provision

reflects our best estimate

of possible financial implications,

although actual penalties
and civil damages could exceed (or may be less

than) the provision amount.
2. Claims related to sales of residential mortgage-backed

securities and mortgages
From 2002

through 2007,

prior to

the crisis

in the

US residential

loan market,

UBS was

a substantial

issuer and
underwriter of US residential mortgage-backed securities (RMBS) and was a purchaser and seller of

US residential
mortgages.

In 2018,

the DOJ

filed a

civil complaint

in the

District Court

for the

Eastern District

of New

York. The

complaint
seeks unspecified civil monetary

penalties under the

Financial Institutions Reform, Recovery and

Enforcement Act
of 1989 related to UBS’s issuance, underwriting and sale of 40 RMBS transactions in 2006 and 2007. UBS moved
to dismiss the

civil complaint in 2019.

Later in 2019, the

district court denied UBS’s

motion to dismiss. In

August
2023, UBS reached a settlement

with the DOJ, under

which UBS paid USD
1.435
bn to resolve all civil

claims by the
DOJ.
Our

balance sheet

at 30

June

2023 reflected

a

provision with

respect to

matters described

in

this

item 2

in

an
amount that UBS believed to be appropriate

under the applicable accounting standard.
3. Madoff
In relation to

the Bernard L.

Madoff Investment Securities

LLC (BMIS) investment

fraud, UBS AG,

UBS (Luxembourg)
S.A. (now UBS

Europe SE, Luxembourg

branch) and certain

other UBS subsidiaries have

been subject to

inquiries
by a

number of

regulators, including

the Swiss

Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg
Commission de

Surveillance

du Secteur Financier.

Those inquiries

concerned two

third-party funds

established

under
Luxembourg law, substantially all assets of which were with

BMIS, as well as certain funds

established in offshore
jurisdictions with either direct or indirect exposure to BMIS. These funds faced severe losses, and the Luxembourg
funds are

in liquidation.

The documentation

establishing both

funds identifies

UBS entities

in various

roles, including
custodian,

administrator,

manager,

distributor

and

promoter,

and

indicates

that

UBS

employees

serve

as

board
members.
In 2009 and 2010, the liquidators

of the two Luxembourg funds

filed claims against UBS entities,

non-UBS entities
and

certain

individuals,

including

current

and

former

UBS

employees,

seeking

amounts

totaling

approximately
EUR 2.1
bn, which includes

amounts that the

funds may be

held liable to

pay the trustee

for the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against

UBS entities (and non-UBS entities) for purported
losses relating to

the Madoff fraud.

The majority of

these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were inadmissible have been affirmed by the Luxembourg Court of Appeal, and the Luxembourg Supreme Court has dismissed

a further appeal in one of the test

cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities, among

others, in

relation to

the two

Luxembourg
funds and one of

the offshore funds. The

total amount claimed against

all defendants in

these actions was

not less
than USD 2
bn. In

2014, the

US Supreme

Court rejected

the BMIS

Trustee’s motion for

leave to

appeal decisions
dismissing all

claims except

those for

the recovery

of approximately

USD
125
m of

payments alleged

to be

fraudulent
conveyances

and

preference

payments.

In

2016,

the

bankruptcy

court

dismissed

these

claims

against

the

UBS
entities. In 2019,

the Court of Appeals

reversed the dismissal of

the BMIS Trustee’s remaining

claims, and the US
Supreme Court

subsequently denied

a petition seeking

review of the

Court of Appeals’

decision. The case

has been
remanded to the Bankruptcy Court for further

proceedings.
4. Foreign exchange, LIBOR and benchmark rates,

and other trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013, numerous authorities commenced investigations concerning possible

manipulation of

foreign exchange

markets and

precious

metals prices.

As

a

result

of these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission. UBS

was granted

conditional immunity

by the Antitrust

Division of

the DOJ

and by

authorities in

other
jurisdictions

in

connection

with

potential

competition

law

violations

relating

to

foreign

exchange

and

precious
metals businesses.
Foreign exchange-related civil litigation:

Putative class actions have been filed since 2013 in US federal courts and
in other jurisdictions against

UBS and other banks on

behalf of putative classes of

persons who engaged in foreign
currency transactions with any of the defendant banks. UBS has resolved US federal court class actions relating to foreign currency transactions with

the defendant banks

and persons who

transacted in foreign

exchange futures
contracts and options on such futures

under a settlement agreement that

provides for UBS to pay an

aggregate of
USD 141
m and

provide cooperation

to the

settlement classes.

Certain class

members have

excluded themselves
from that

settlement

and have

filed individual

actions in

US and

English courts

against

UBS and

other banks,

alleging
violations of

US and

European competition laws

and unjust

enrichment. UBS

and the

other banks

have resolved
those individual matters.
In

2015, a

putative

class action

was filed

in

federal court

against UBS

and numerous

other banks

on

behalf of
persons and

businesses in

the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-
conspirators for

their own

end use.

In 2022,

the court

denied plaintiffs’

motion for

class certification.

In March
2023, the court granted defendants’ summary

judgment motion, dismissing the case. Plaintiffs

have appealed.
LIBOR and other benchmark-related regulatory

matters:

Numerous government agencies conducted investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain times. UBS reached settlements or otherwise concluded investigations relating to benchmark interest rates with the investigating authorities. UBS

was granted conditional leniency or

conditional immunity from authorities
in certain jurisdictions,

including the Antitrust

Division of the DOJ

and the Swiss Competition

Commission (WEKO),
in connection with potential antitrust or competition law violations related to certain rates. However, UBS has not reached a final settlement with WEKO, as the

Secretariat of WEKO has asserted that UBS does

not qualify for full
immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal

courts in New

York against UBS

and numerous other banks

on behalf of

parties who transacted in
certain interest rate benchmark-based derivatives. Also

pending in the US

and in other jurisdictions are

a number
of other

actions asserting losses

related to

various products whose

interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt securities,

bonds pledged

as collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through

various

means,

of

certain

benchmark

interest

rates,

including

USD LIBOR,

Euroyen

TIBOR,

Yen

LIBOR,
EURIBOR,

CHF LIBOR,

GBP

LIBOR

and

seek

unspecified

compensatory

and

other

damages

under

varying

legal
theories.
USD LIBOR class

and individual

actions in

the US:
In 2013

and 2015,

the district

court in

the USD LIBOR

actions
dismissed, in whole or in

part, certain plaintiffs’ antitrust

claims, federal racketeering claims,

Commodity Exchange
Act claims, and state common law

claims, and again dismissed the

antitrust claims in 2016 following

an appeal. In
2021, the

Second Circuit affirmed

the district court’s

dismissal in part

and reversed in

part and remanded

to the
district

court

for

further

proceedings.

The

Second

Circuit,

among

other

things,

held

that

there

was

personal
jurisdiction over

UBS and

other foreign

defendants. Separately,

in 2018,

the Second

Circuit reversed

in part

the
district court’s

2015 decision

dismissing certain

individual plaintiffs’

claims and

certain of

these actions

are now
proceeding. In 2018, the district court

denied plaintiffs’ motions for class certification in

the USD class actions for
claims pending

against UBS,

and plaintiffs

sought permission

to appeal

that ruling

to the

Second Circuit.

The Second
Circuit denied the petition

to appeal.

In 2020, an

individual action was filed

in the Northern District

of California
against UBS and numerous other banks alleging that the

defendants conspired to fix the interest rate used as

the
basis for

loans to

consumers by jointly

setting the USD LIBOR

rate and

monopolized the market

for LIBOR-based
consumer

loans

and

credit

cards.

In

September

2022,

the

court

granted

defendants’

motion

to

dismiss

the
complaint in its

entirety, while allowing plaintiffs

the opportunity to file

an amended complaint. Plaintiffs filed

an
amended complaint in October 2022, and defendants

have moved to dismiss the amended complaint.
Other benchmark class actions in the US:

Yen

LIBOR / Euroyen TIBOR –
In 2017, the court dismissed one Yen LIBOR / Euroyen TIBOR action in its entirety on standing grounds. In

2020, the appeals

court reversed the

dismissal and, subsequently, plaintiffs

in that action

filed
an amended complaint

focused on Yen

LIBOR. In 2022,

the court granted

UBS’s motion for

reconsideration and
dismissed the case against UBS. The dismissal of the case against UBS could be appealed following the disposition
of the case against the remaining defendant in the

district court.

CHF LIBOR

– In 2017, the court

dismissed the CHF LIBOR action on standing

grounds and failure to state a

claim.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a

renewed

motion

to

dismiss

in

2019.

Plaintiffs
appealed. In

2021, the

Second Circuit

granted the

parties’ joint

motion to

vacate the

dismissal and

remand the

case
for further

proceedings. Plaintiffs

filed a

third amended

complaint in

November 2022

and defendants

moved to
dismiss the amended complaint in January

2023.
EURIBOR

–

In

2017,

the

court

in

the

EURIBOR

lawsuit

dismissed

the

case

as

to

UBS

and

certain

other

foreign
defendants for lack of personal jurisdiction.

Plaintiffs have appealed.

GBP LIBOR

– The court dismissed the GBP LIBOR action

in 2019. Plaintiffs have appealed.
Government bonds:

Putative class actions

have been filed

since 2015 in

US federal courts

against UBS and

other
banks

on

behalf

of

persons

who

participated

in

markets

for

US

Treasury

securities

since

2007.

A

consolidated
complaint was filed in 2017 in the US District Court

for the Southern District of New York alleging that the banks colluded with

respect to,

and manipulated

prices of,

US Treasury

securities sold

at auction

and in

the secondary
market and

asserting claims under

the antitrust

laws and

for unjust

enrichment. Defendants’ motions

to dismiss
the consolidated complaint

were granted in 2021.

Plaintiffs filed an amended

complaint, which defendants

moved
to dismiss later in 2021. In March 2022, the court granted

defendants’ motion to dismiss that complaint.

Plaintiffs
have

appealed the

dismissal. Similar

class

actions have

been

filed concerning

European government

bonds and
other government bonds.
In

2021,

the

European Commission

issued

a

decision finding

that

UBS

and

six

other

banks

breached European
Union antitrust rules in 2007–2011

relating to European government

bonds. The European Commission

fined UBS
EUR 172 m. UBS is appealing the amount of the fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements

and orders

referred to
above, our balance sheet at 30 June 2023

reflected a provision in an amount

that UBS believes to be appropriate
under the

applicable accounting

standard. As

in the

case of

other matters

for which

we have

established provisions,
the future outflow of resources in respect of such matters

cannot be determined with certainty based on currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
provision that we have recognized.
5. Swiss retrocessions
The Federal Supreme Court of Switzerland ruled in 2012, in

a test case against UBS, that distribution fees paid

to
a firm for distributing third-party and

intra-group investment funds and structured

products must be disclosed and
surrendered to

clients

who have

entered

into

a

discretionary mandate

agreement with

the

firm,

absent

a

valid
waiver. FINMA issued

a supervisory note

to all Swiss

banks in response

to the Supreme

Court decision.

UBS has met
the FINMA requirements and has notified

all potentially affected clients.
The Supreme

Court decision

has resulted, and

continues to

result, in a

number of

client requests

for UBS to

disclose
and potentially surrender retrocessions. Client requests are assessed on a case-by-case basis. Considerations taken into account

when assessing

these cases

include, among

other things,

the existence

of a discretionary

mandate and
whether or not the client documentation contained

a valid waiver with respect to distribution fees.
Our

balance sheet

at 30 June

2023 reflected

a

provision with

respect

to matters

described in

this

item

5

in

an
amount that UBS believes to be appropriate under the applicable accounting standard. The ultimate exposure will depend on client

requests and the resolution

thereof, factors that are

difficult to predict

and assess. Hence, as

in
the case of

other matters for which

we have established provisions,

the future outflow

of resources in

respect of
such matters

cannot be

determined with certainty

based on

currently available information

and accordingly may
ultimately prove to be substantially greater (or

may be less) than the provision that we

have recognized.